Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Components of Income Tax Provision	The components of the income tax provision from Cayman Islands, Hong Kong, and China are as follows:
	2025	2024	2023
Current tax provision
Cayman Islands	$—	$—	$—
Hong Kong	(163,776)	(69,120)	(84,828)
China	-	-	(157,376)
Total	(163,776)	(69,120)	(242,204)
Deferred tax provision benefit
Cayman Islands	—	—	—
Hong Kong	—	(305)	305
China	(134,632)	135,141	(23,771)
Total	(134,632)	134,836	(23,465)
Income tax (expenses)/benefit	$(298,408)	$65,716	$(265,670)

Schedule of Reconciliation of Differences Between Income Tax Provision

Reconciliation of the differences between the income tax provision computed based on PRC statutory income tax rate and the Company’s actual income tax provision for the years ended June 30, 2025, 2024 and 2023, respectively are as follows:

	For the Years Ended June 30,
	2025	2024	2023
Income tax (benefit)expense computed based on PRC statutory rate	$316,598	$(584,503)	$504,210
Effect of rate differential for Hong Kong entities	(581,814)	523,579	(110,932)
Non-deductible expenses:
Stock-based compensation*	608,573	-	14,649
Meals and entertainment	2,960	6,869	3,375
Less: Deductible expense	(18,998)	-	-
Change in valuation allowance	(28,911)	(11,661)	(145,632)
Actual income tax (expenses) /benefit	$(298,408)	$65,716	$(265,670)

*	The Company’s stock-based compensation expenses were recorded under the Cayman parent company level. Pursuant to the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. As a result, stock-based compensation expenses are non-deductible expenses for income tax purposes.

Schedule of Deferred Tax Assets

The Company’s deferred tax assets are comprised of the following:

	June 30, 2025	June 30, 2024
Deferred tax assets derived from net operating loss (“NOL”) carry forwards	$134,632	$533,757
Less: valuation allowance	(134,632)	(398,659)
Deferred tax assets	$-	$135,098

Schedule of Valuation Allowance

Movement of valuation allowance:

	June 30, 2025	June 30, 2024
Balance at beginning of the year	$398,659	$406,760
Change of valuation allowance	(264,027)	(8,101)
Balance at end of the year	$134,632	$398,659

Schedule of Taxes payable	Taxes payable consist of the following:
	June 30, 2025	June 30, 2024
Income tax payable	$2,401,084	$2,308,231
Value added tax payable	1,105,522	943,253
Total taxes payable	$3,506,606	$3,251,484